Stone Harbor Investment Funds
31 West 52nd Street, 16th Floor
New York, NY 10019

BY EDGAR

May 25, 2016

U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549-0213

RE:	Stone Harbor Investment Funds (the “Registrant”)
File Nos.	811-22037
333-141345

Dear Sir/Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Registrant, an open-end management investment company. This filing includes Post-Effective Amendment No. 25 to the Registrant’s 1933 Act Registration Statement on Form N-1A and Amendment No. 27 to its 1940 Act Registration Statement.

This filing is made pursuant to Rule 485(a) to add the Stone Harbor Equity Return Portable Alpha Fund, a newly created series of the Registrant, with two share classes.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (212) 548-1021.

Sincerely,

/s/ Adam J. Shapiro
Adam J. Shapiro
Secretary

Enclosure